Finance Income and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
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Finance Income and Costs Recognized in Profit or Loss

Details of finance income and costs recognized in profit or loss for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Finance income
Interest income	₩	85,624	134,664	87,692
Foreign currency gain		308,665	560,633	375,557
Gain on transaction of derivatives		49,503	178,610	274,173
Gain on valuation of derivatives		193,570	239,973	145,078
Gain on valuation of financial assets at fair value through profit or loss		11,678	5,288	532
Gain on valuation of financial liabilities at fair value through profit or loss		220,240	—	—
Others		3,779	3,126	62
Total	₩	873,059	1,122,294	883,094

Finance costs
Interest expense	₩	414,521	723,429	909,640
Foreign currency loss		440,604	512,456	861,409
Loss on sale of trade accounts and notes receivable		37,087	48,600	26,178
Loss on transaction of derivatives		359	—	—
Loss on valuation of derivatives		65,585	316,467	5,771
Loss on valuation of financial assets at fair value through profit or loss		5,205	18,562	9,122
Others		3,002	15,020	9,792
Total	₩	966,363	1,634,534	1,821,912